Goodwill and Intangible Assets, Net - Schedule of Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 31,254
2026	31,254
2027	31,140
2028	30,374
2029	29,419
Thereafter	149,081
Net Carrying Value	$ 302,522	$ 11,254